Schedule of Investments (unaudited) June 30, 2020	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction Materials — 2.7%
Eagle Materials Inc.	13,295	$933,575
Martin Marietta Materials Inc.(a)	19,890	4,108,677
Summit Materials Inc., Class A(b)	36,466	586,373
Vulcan Materials Co.	42,316	4,902,309

		10,530,934

Containers & Packaging — 9.9%
Amcor PLC(b)	503,071	5,136,355
AptarGroup Inc.	20,512	2,296,934
Avery Dennison Corp.	26,618	3,036,848
Ball Corp.	104,174	7,239,051
Berry Global Group Inc.(b)	42,301	1,874,780
Crown Holdings Inc.(b)	43,031	2,802,609
Graphic Packaging Holding Co.	89,247	1,248,566
Greif Inc., Class A, NVS	8,402	289,113
International Paper Co.	125,596	4,422,235
Packaging Corp. of America	30,304	3,024,339
Sealed Air Corp.	49,738	1,633,893
Silgan Holdings Inc.	24,756	801,847
Sonoco Products Co.	32,039	1,675,319
Westrock Co.	82,748	2,338,459

		37,820,348

Energy Equipment & Services — 4.9%
Baker Hughes Co.	209,323	3,221,481
ChampionX Corp.(a)(b)	59,294	578,709
Halliburton Co.	280,333	3,638,722
Helmerich & Payne Inc.	34,325	669,681
National Oilwell Varco Inc.	123,799	1,516,538
Schlumberger Ltd.	443,477	8,155,542
TechnipFMC PLC(a)	134,356	918,995

		18,699,668

Metals & Mining — 19.7%
Agnico Eagle Mines Ltd.(a)	77,156	4,942,614
Alamos Gold Inc., Class A(a)	125,206	1,174,432
Alcoa Corp.(a)(b)	59,464	668,376
B2Gold Corp.(a)	331,351	1,885,387
Barrick Gold Corp.(a)	568,146	15,305,853
Compass Minerals International Inc.	10,853	529,084
Franco-Nevada Corp.	60,701	8,476,288
Freeport-McMoRan Inc.	463,976	5,368,202
Kinross Gold Corp.(b)	402,174	2,903,696
Kirkland Lake Gold Ltd.	82,382	3,397,434
Newmont Corp.	256,515	15,837,236
NovaGold Resources Inc.(b)	76,867	705,639
Pan American Silver Corp.(a)	67,103	2,039,260
Royal Gold Inc.	20,958	2,605,499
Teck Resources Ltd., Class B(a)	148,796	1,550,454
Wheaton Precious Metals Corp.(a)	143,244	6,309,898
Yamana Gold Inc.	304,094	1,660,353

		75,359,705

Oil, Gas & Consumable Fuels — 62.3%
Apache Corp.	120,657	1,628,869
Cabot Oil & Gas Corp.	127,355	2,187,959
Cameco Corp.(a)	126,479	1,296,410
Canadian Natural Resources Ltd.	377,338	6,577,001
Cenovus Energy Inc.(a)	325,891	1,521,911
Cheniere Energy Inc.(b)	73,309	3,542,291
Chevron Corp.	420,169	37,491,680

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	32,670	$898,098
CNX Resources Corp.(b)	59,697	516,379
Concho Resources Inc.	62,849	3,236,723
ConocoPhillips	342,671	14,399,035
Continental Resources Inc./OK(a)	26,835	470,418
CVR Energy Inc.	9,408	189,195
Delek U.S. Holdings Inc.	23,494	409,030
Devon Energy Corp.	122,291	1,386,780
Diamondback Energy Inc.	50,430	2,108,983
Enbridge Inc.(a)	555,184	16,888,697
EOG Resources Inc.	185,996	9,422,557
EQT Corp.	81,659	971,742
Equitrans Midstream Corp.	130,054	1,080,749
Exxon Mobil Corp.	813,014	36,357,986
Hess Corp.	83,425	4,322,249
HollyFrontier Corp.	47,639	1,391,059
Kinder Morgan Inc./DE	621,480	9,427,852
Marathon Oil Corp.	252,538	1,545,533
Marathon Petroleum Corp.	207,791	7,767,228
Murphy Oil Corp.	46,672	644,074
Noble Energy Inc.	153,467	1,375,064
Occidental Petroleum Corp.(a)	287,610	5,263,263
ONEOK Inc.	140,500	4,667,410
Parsley Energy Inc., Class A	99,098	1,058,367
PBF Energy Inc., Class A	32,584	333,660
PDC Energy Inc.(b)	30,537	379,880
Pembina Pipeline Corp.	166,879	4,171,975
Phillips 66	139,534	10,032,495
Pioneer Natural Resources Co.	52,680	5,146,836
Suncor Energy Inc.	487,345	8,216,637
Targa Resources Corp.	74,496	1,495,135
TC Energy Corp.	300,348	12,872,915
Valero Energy Corp.	130,278	7,662,952
Williams Companies Inc. (The)	387,679	7,373,655
World Fuel Services Corp.	20,232	521,176
WPX Energy Inc.(a)(b)	130,483	832,481

		239,084,389

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	35,853	919,629
Norbord Inc.(a)	14,876	339,322

		1,258,951

Total Common Stocks — 99.8% (Cost: $613,285,935)		382,753,995

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	32,249,298	32,291,222

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	358,000	$358,000

		32,649,222

Total Short-Term Investments — 8.5% (Cost: $32,623,866)		32,649,222

Total Investments in Securities — 108.3% (Cost: $645,909,801)		415,403,217

Other Assets, Less Liabilities — (8.3)%		(31,811,075)

Net Assets — 100.0%		$383,592,142

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	17,521,713	14,727,585	32,249,298	$32,291,222	$52,998	(b)	$30,106		$22,664
BlackRock Cash Funds: Treasury, SL Agency Shares	168,000	190,000	358,000	358,000	214		—		—

				$32,649,222	$53,212		$30,106		$22,664

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	1	09/18/20	$72	$1,183
S&P Select Sector Energy E-Mini Index	17	09/18/20	667	(19,082)

				$(17,899)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® North American Natural Resources ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$382,753,995	$—	$—	$382,753,995
Money Market Funds	32,649,222	—	—	32,649,222

	$415,403,217	$—	$—	$415,403,217

Derivative financial instruments(a)
Assets
Futures Contracts	$1,183	$—	$—	$1,183
Liabilities
Futures Contracts	(19,082)	—	—	(19,082)

	$(17,899)	$—	$—	$(17,899)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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